Regulatory Capital Requirements [Text Block]	12 Months Ended
Mar. 31, 2018
Banking and Thrift [Abstract]
Regulatory Capital Requirements [Text Block]
22.	REGULATORY CAPITAL REQUIREMENTS

Japan

MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings are subject to various regulatory capital requirements promulgated by the regulatory authorities of the countries in which they operate. Failure to meet minimum capital requirements will initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on MUFG’s consolidated financial statements.

In Japan, MUFG, MUFG Bank, and Mitsubishi UFJ Trust and Banking are subject to regulatory capital requirements promulgated by the Financial Services Agency of Japan (“FSA”) in accordance with the provisions of the Banking Law and related regulations. A banking institution is subject to the minimum capital requirements both on a consolidated basis and a stand-alone basis, and is required to maintain the minimum capital irrespective of whether it operates independently or as a subsidiary under the control of another company. When a bank holding company manages operations of its banking subsidiaries, it is required to maintain the minimum capital adequacy ratio on a consolidated basis in the same manner as its subsidiary banks. The FSA provides two sets of capital adequacy guidelines. One is a set of guidelines applicable to Japanese banks and bank holding companies with their foreign offices conducting international operations, as defined, and the other is applicable to Japanese banks and bank holding companies that are not engaged in international operations conducted by their foreign offices.

The Basel Committee on Banking Supervision (“BCBS”) of the Bank for International Settlements (“BIS”) sets capital adequacy standards for all internationally active banks to ensure minimum levels of capital.

The Basel Committee revised the 1988 Accord (“Basel I”) in June 2004 and released “International Convergence of Capital Measurement and Capital Standards: A Revised Framework” (“Basel II”). In addition, the Group of Central Bank Governors and Heads of Supervision reached an agreement on the new global regulatory framework, which has been referred to as “Basel III,” in July and September 2010. In December 2010, the Basel Committee agreed on the details of the Basel III rules. Effective as of March 31, 2013, Basel III was adopted by the FSA with transitional measures for Japanese banking institutions with international operations conducted by their foreign offices. MUFG calculated capital ratios as of March 31, 2017 and 2018 in accordance with Basel III.

Capital Ratios

Basel III, the same as Basel II, is based on “three pillars”: (1) minimum capital requirements, (2) the self-regulation of financial institutions based on supervisory review process, and (3) market discipline through the disclosure of information. The framework of the 1988 Accord, Basel I is improved and expanded to be included in “minimum capital requirements” as the first pillar of Basel II and Basel III.

As for the denominator of the capital ratio, the Basel framework provides the following risk-based approaches and a range of options for determining risk-weighted assets.

“Credit Risk”

The Basel framework provides options for determining the risk-weighted assets for credit risk to allow banks to select approaches that are most appropriate for their level of risk assessment. Banks choose one of three approaches: “Standardized Approach,” “Foundation Internal Ratings-Based Approach” or “Advanced Internal Ratings-Based Approach (“AIRB”).”

“Market Risk”

In the “Amendment to the Capital Accord to incorporate market risks” of the year 1996, a choice between two methodologies “the Standardized Measurement Method” and “Internal Models Approach” is permitted. “Combination of Internal Models Approach and the Standardized Measurement Method” is also allowed under certain conditions. This is unchanged in Basel III.

“Operational Risk”

Operational risk, which is defined as the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events, is newly added in Basel II. The Basel framework presents three methods for calculating operational risk capital charges: (i) the Basic Indicator Approach; (ii) the Standardized Approach; or (iii) Advanced Measurement Approaches (“AMA”). Banks adopt one of the three approaches to determine the risk-weighted assets for operational risk.

Banks need to obtain approval from their supervisors prior to adopting the following approaches to calculate capital requirements for each risk:

•	the Advanced Internal Ratings-Based Approach for credit risk

•	the Internal Models Approach for market risk

•	the Standardized Approach and AMA for operational risk

With approval from the FSA, MUFG and most of its major subsidiaries adopt AIRB to calculate capital requirements for credit risk, adopt the AMA to calculate capital requirements for operational risk, as for market risk, adopt the Internal Models Approach mainly to calculate general market risk and adopt the Standardized Measurement Method to calculate specific risk.

The MUFG Group’s proprietary assets do not include trust assets under management and administration in a capacity of agent or fiduciary and, accordingly trust account assets are generally not included in the capital measure. However, guarantees for trust principal are counted as off-balance sheet items requiring a capital charge in accordance with the capital adequacy guidelines.

Under Basel III, as adopted by the FSA, MUFG’s risk-weighted assets increased, largely reflecting the new capital charge of the credit valuation adjustment (CVA), the credit risk related to asset value correlation multiplier for large financial institutions, and the 250% risk-weighted threshold items not deducted from Common Equity Tier 1 capital, as well as the conversion of certain Basel II capital deductions to risk-weighted assets, such as securitizations.

On the other hand, as for the numerator of the capital ratio, there are three primary regulatory capital ratios used to assess capital adequacy, Common Equity Tier 1, Tier 1 and Total capital ratios, which are determined by dividing applicable capital components by risk-weighted assets. Tier 1 capital is redefined, and consists of Common Equity Tier 1 capital and Additional Tier 1 capital. Common Equity Tier 1 capital is a new category of capital primarily consisting of common stock, capital surplus, retained earnings, and Accumulated OCI. Regulatory adjustments including certain intangible fixed assets, such as goodwill, and defined-benefit pension fund assets will be deducted from Common Equity Tier 1. The amount of adjustments to be deducted will increase progressively over time. Additional Tier 1 capital generally consists of Basel III compliant preferred securities, other capital that meets Tier 1 requirements under Basel II standards, and net of regulatory adjustments. Subject to transitional measures, adjustments are made to Additional Tier 1 capital for items including intangible fixed assets, such as goodwill, and foreign currency translation adjustments, with the amounts of such adjustments to Additional Tier 1 capital progressively decreasing over time. Tier 2 capital generally consists of Basel III compliant deferred obligations, such as subordinated debts, capital that meet Tier 2 requirements under Basel II standards, certain allowances for credit losses and noncontrolling interests in subsidiaries’ Tier 2 instruments. Subject to transitional measures, certain items including 45% of unrealized profit on Available-for-sale securities and revaluation of land are deducted from Tier 2 capital with the deduction amounts progressively decreasing over time. Total capital is defined as the sum of Tier 1 and Tier 2 capital.

Basel III will be adopted in accordance with transition arrangements. Examples of these transition arrangements include initially lower capital adequacy ratios that will increase progressively up to the Basel III adequacy levels as issued by BCBS. In addition, individual elements of capital will be phased out progressively over the same period of time to arrive at a capital base that is consistent with that defined by BCBS in Basel III.

Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and the Global Systematically Important Bank (“G-SIB”), as designated by the FSB, surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. The requirements are currently being phased in and, as of March 31, 2018, MUFG is required to maintain a capital conservation buffer of 1.875%, a G-SIB surcharge of 1.125% and a countercyclical buffer of 0.01% in addition to the 4.50% minimum Common Equity Tier 1 capital ratio. When fully implemented on March 31, 2019, MUFG will be required to maintain a capital conservation buffer of 2.5%, a countercyclical buffer of up to 2.5%, and a G-SIB surcharge of 1.5%, assuming MUFG will be in Bucket 2 of the G-SIB list.

The risk-adjusted capital amounts and ratios of MUFG, MUFG Bank and Mitsubishi UFJ Trust and Banking presented in the following table are based on amounts calculated in accordance with Japanese GAAP as required by the FSA.

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2017:
Total capital (to risk-weighted assets):
MUFG(1)	¥18,076,158	15.85%	¥11,398,640	10.00%
BK	14,053,431	15.28	7,356,801	8.00
TB	2,406,555	19.80	971,933	8.00
Tier1 capital (to risk-weighted assets):
MUFG(1)	15,232,491	13.36	9,118,912	8.00
BK	11,680,740	12.70	5,517,601	6.00
TB	2,058,449	16.94	728,950	6.00
Common Equity Tier1 capital (to risk-weighted assets):
MUFG(1)	13,413,885	11.76	7,409,116	6.50
BK	10,245,812	11.14	4,138,201	4.50
TB	1,928,970	15.87	546,713	4.50
At March 31, 2018:
Total capital (to risk-weighted assets):
MUFG(1)	¥18,795,480	16.56%	¥12,492,344	11.01%
BK	14,470,240	15.90	7,280,570	8.00
TB	2,545,648	20.03	1,016,420	8.00
Tier1 capital (to risk-weighted assets):
MUFG(1)	16,251,749	14.32	10,223,072	9.01
BK	12,374,074	13.59	5,460,427	6.00
TB	2,245,853	17.67	762,315	6.00
Common Equity Tier1 capital (to risk-weighted assets):
MUFG(1)	14,284,945	12.58	8,521,118	7.51
BK	10,788,381	11.85	4,095,321	4.50
TB	2,060,107	16.21	571,736	4.50
Stand-alone:
At March 31, 2017:
Total capital (to risk-weighted assets):
BK	¥12,823,393	16.70%	¥6,140,606	8.00%
TB	2,426,482	20.48	947,592	8.00
Tier1 capital (to risk-weighted assets):
BK	10,655,522	13.88	4,605,455	6.00
TB	2,067,034	17.45	710,694	6.00
Common Equity Tier1 capital (to risk-weighted assets):
BK	9,247,740	12.04	3,454,091	4.50
TB	1,937,599	16.35	533,020	4.50
At March 31, 2018:
Total capital (to risk-weighted assets):
BK	¥13,211,327	16.90%	¥6,252,458	8.00%
TB	2,529,316	19.88	1,017,331	8.00
Tier1 capital (to risk-weighted assets):
BK	11,344,078	14.51	4,689,344	6.00
TB	2,232,760	17.55	762,998	6.00
Common Equity Tier1 capital (to risk-weighted assets):
BK	9,802,445	12.54	3,517,008	4.50
TB	2,057,760	16.18	572,249	4.50

Note:

(1)

Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 1.25% and a G-SIB surcharge of 0.75% as of March 31, 2017 and a capital conservation buffer of 1.875% and a G-SIB surcharge of 1.125% as of March 31, 2018. As of the same date, the countercyclical buffer applicable to MUFG is 0.01%.

Mitsubishi UFJ Morgan Stanley Securities and other securities subsidiaries in Japan and overseas are also subject to regulatory capital requirements of the countries or jurisdictions in which they operate. In Japan, the Financial Instruments and Exchange Act and related ordinance require financial instruments firms to maintain a minimum capital ratio of 120% calculated as a percentage of capital accounts less certain fixed assets, as determined in accordance with Japanese GAAP, against amounts equivalent to market, counterparty credit and operations risks. Specific guidelines are issued as a ministerial ordinance which details the definition of essential components of the capital ratios, including capital, deductible fixed asset items and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a suspension of all or part of the business for a period of time and cancellation of a registration.

At March 31, 2017, Mitsubishi UFJ Morgan Stanley Securities’s capital accounts less certain fixed assets of ¥426,133 million on a stand-alone basis and ¥451,285 million on a consolidated basis, were 323.0% and 324.7% of the total amounts equivalent to market, counterparty credit and operations risks, respectively. At March 31, 2018, its capital accounts less certain fixed assets of ¥446,539 million on a stand-alone basis and ¥473,296 million on a consolidated basis, were 291.2% and 293.2% of the total amounts equivalent to market, counterparty credit and operations risks, respectively.

Management believes, as of March 31, 2018, that MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Morgan Stanley Securities and other regulated securities subsidiaries met all capital adequacy requirements to which they are subject.

United States of America

In the United States of America, MUFG Americas Holdings and its banking subsidiary MUFG Union Bank, N.A. (“MUFG Union Bank” or “BK(US)”), MUFG Bank’s largest subsidiaries operating outside Japan, are subject to various regulatory capital requirements administered by the U. S. Federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a material effect on MUFG Americas Holdings’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, MUFG Americas Holdings and MUFG Union Bank must meet specific capital guidelines that involve quantitative measures of MUFG Americas Holdings’s and MUFG Union Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. MUFG Americas Holdings’s capital amounts and MUFG Union Bank’s prompt corrective action classification are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors. Prompt corrective action provisions are not applicable to bank holding companies such as MUFG Americas Holdings. MUFG Union Bank is subject to laws and regulations that limit the amount of dividends MUFG Union Bank can pay to MUFG Americas Holdings.

Quantitative measures established by regulation to help ensure capital adequacy require MUFG Americas Holdings and MUFG Union Bank to maintain minimum amounts and ratios (set forth in the tables below) of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital (as defined) to quarterly average assets (as defined).

In July 2013, the Board of Governors of the Federal Reserve System and the other U.S. Federal banking agencies adopted final rules making significant changes to the U.S. regulatory capital framework for U.S. banking organizations (U.S. Basel III). The final rules are intended to conform this framework to the BCBS’ current international regulatory capital accord (Basel III). These rules replace the U.S. Federal banking agencies’ general risk-based capital rules (commonly known as “Basel I”), advanced approaches rules (commonly known as “Basel II”) that are applicable to certain large banking organizations (including MUFG Union Bank), and leverage rules, and are subject to certain transition provisions. Among other requirements, the U.S. Basel III rules revise the definition of capital, increase minimum capital ratios, and introduce a minimum Common Equity Tier 1 capital ratio of 4.5% and a capital conservation buffer of 2.5% (for a total minimum Common Equity Tier 1 capital ratio of 7.0%) and a potential countercyclical buffer of up to 2.5%, which would be imposed by regulators at their discretion if it is determined that a period of excessive credit growth is contributing to an increase in financial institution systemic risk; mandate a Tier 1 leverage ratio of 4% and introduce, for large and internationally active bank holding companies, a Tier 1 Supplementary Leverage Ratio that is currently set at 3% and which incorporates off-balance sheet exposures; revise Basel I rules for calculating risk-weighted assets under a standardized approach; modify the existing Basel II advanced approaches rules for calculating risk-weighted assets under U.S. Basel III; and eliminate, for advanced approaches institutions, over a four-year phase-in period beginning on January 1, 2014, the Accumulated OCI or loss exclusion that had applied under Basel I and Basel II rules.

As a result of the Federal Reserve’s approval of MUFG Americas Holdings’s request to opt out of the advanced approaches methodology in the fourth quarter of 2014, MUFG Americas Holdings calculated its regulatory capital ratios under U.S. Basel I rules at December 31, 2014 and became subject to the U.S. Basel III standardized approach on January 1, 2015, with certain provisions subject to phase-in periods. As permitted for institutions not subject to the advanced approaches methodology, MUFG Americas Holdings made a one-time permanent election in the first quarter of 2015 to exclude certain components of the Accumulated OCI from its regulatory capital calculations. MUFG Union Bank continues to be subject to the advanced approaches rules. Advanced approaches institutions were required to apply U.S. Basel III rules beginning on January 1, 2014. The U.S. Basel III rules are scheduled to be substantially phased in by January 1, 2019. Effective June 30, 2015, MUFG Americas Holdings updated the methodologies applied to the calculation of its regulatory capital ratios due to recent regulatory guidance, which clarified the treatment of certain off-balance sheet credit exposures. These methodologies were applied to MUFG Americas Holdings’s capital ratios and increased the ratios by approximately 50 basis points. This change did not affect MUFG Union Bank’s ratios as the U.S. Office of the Comptroller of the Currency (“OCC”) had previously adopted this guidance.

As required under U.S. Basel III rules, the 2.5% capital conservation buffer is being implemented on a phased-in basis in equal increments of 0.625% per year over a four-year period that commenced on January 1, 2016. MUFG Americas Holdings and MUFG Union Bank would satisfy the minimum capital requirements including the capital conservation buffer on a fully phased-in basis if those requirements were effective as of December 31, 2017.

The figures on the table below are calculated according to U.S. Basel III as of December 31, 2016 and 2017. MUFG Americas Holdings’s actual capital amounts and ratios are presented as follows:

	Actual		Minimum capital ratios required(1)
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUAH:
At December 31, 2016:
Total capital (to risk-weighted assets)	$16,431	16.45%	$8,617	8.625%
Tier 1 capital (to risk-weighted assets)	14,757	14.77	6,619	6.625
Tier 1 capital (to quarterly average assets)(2)	14,757	9.92	5,952	4.000
Common Equity Tier 1 capital (to risk-weighted assets)	14,757	14.77	5,120	5.125
At December 31, 2017:
Total capital (to risk-weighted assets)	$17,106	17.76%	$8,910	9.250%
Tier 1 capital (to risk-weighted assets)	15,708	16.31	6,984	7.250
Tier 1 capital (to quarterly average assets)(2)	15,708	10.06	6,245	4.000
Common Equity Tier 1 capital (to risk-weighted assets)	15,708	16.31	5,539	5.750

Notes:

(1)	The minimum capital requirement includes a capital conservation buffer of 1.250% at December 31, 2017 and 0.625% at December 31, 2016.
(2)	Excludes certain deductions.

The figures on the table below are calculated according to U.S. Basel III as of December 31, 2016 and 2017. MUFG Union Bank’s actual capital amounts and ratios are presented as follows:

	Actual		Minimum capital ratios required(1)		Ratios OCC requires to be “well capitalized”
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
BK(US):
At December 31, 2016:
Total capital (to risk-weighted assets)	$14,560	16.29%	$7,709	8.625%	$8,938	10.00%
Tier 1 capital (to risk-weighted assets)	13,056	14.61	5,922	6.625	7,151	8.00
Tier 1 capital (to quarterly average assets)(2)	13,056	11.46	4,558	4.000	5,697	5.00
Common Equity Tier 1 capital (to risk-weighted assets)	13,056	14.61	4,581	5.125	5,810	6.50
At December 31, 2017:
Total capital (to risk-weighted assets)	$15,335	17.68%	$8,023	9.250%	$8,673	10.00%
Tier 1 capital (to risk-weighted assets)	14,028	16.17	6,288	7.250	6,938	8.00
Tier 1 capital (to quarterly average assets)(2)	14,028	11.78	4,762	4.000	5,953	5.00
Common Equity Tier 1 capital (to risk-weighted assets)	14,028	16.17	4,987	5.750	5,637	6.50

Notes:

(1)	Beginning January 1, 2016, the minimum capital requirement includes a capital conservation buffer of 1.250%.
(2)	Excludes certain deductions.

Management believes, as of December 31, 2017, that MUFG Americas Holdings and MUFG Union Bank met all capital adequacy requirements to which they are subject.

As of December 31, 2016 and 2017, the notification from the OCC categorized MUFG Union Bank as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized,” MUFG Union Bank must maintain a minimum total risk-based capital ratio of 10% as of December 31, 2016 and 2017, a Tier 1 risk-based capital ratio of 8% as of December 31, 2016 and 2017, a Tier 1 capital to quarterly average assets of 5% as of December 31, 2016 and 2017, and Common Equity Tier 1 risk-based capital ratio of 6.5% as of December 31, 2016 and 2017, as set forth in the table. There are no conditions or events since that notification that management believes have changed MUFG Union Bank’s category.